Derivatives and Hedging Activities (Tables)	12 Months Ended
Sep. 30, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Fair Value, Notional Amount and Balance Sheet Classification
The following tables present the fair value, notional amount and balance sheet classification of derivative assets and liabilities at September 30, 2019 and September 30, 2018.

September 30, 2019	Derivative Assets			Derivative Liabilities
	Balance Sheet Location	Notional	Fair Value	Balance Sheet Location	Notional	Fair Value
	(In thousands)			(In thousands)
Client swap program hedges	Other assets	$425,607	$20,381	Other liabilities	$425,607	$20,381
Commercial loan fair value hedges	Other assets	—	—	Other liabilities	95,645	4,288
Mortgage loan fair value hedges	Other assets	200,000	1,608	Other liabilities	—	—
Borrowings cash flow hedges	Other assets	—	—	Other liabilities	700,000	7,877
		$625,607	$21,989		$1,221,252	$32,546

September 30, 2018	Derivative Assets			Derivative Liabilities
Interest rate contract purpose	Balance Sheet Location	Notional	Fair Value	Balance Sheet Location	Notional	Fair Value
	(In thousands)			(In thousands)
Client swap program hedges	Other assets	$395,396	$12,731	Other liabilities	$395,396	$12,731
Commercial loan fair value hedges	Other assets	97,927	3,857	Other liabilities	—	—
Borrowings cash flow hedges	Other assets	700,000	22,250	Other liabilities	—	—
		$1,193,323	$38,838		$395,396	$12,731

Schedule of Fair Value Hedge Accounting on Carrying Value of Hedged Items	The following table presents the impact of fair value hedge accounting on the carrying value of the hedged items at September 30, 2019.

(In thousands)	September 30, 2019
Balance sheet line item in which hedged item is recorded	Carrying value of hedged items	Cumulative gain (loss) fair value hedge adjustment included in carrying amount of hedged items
Loans receivable (1) (2)	$1,612,208	$(2,680)
	$1,612,208	$(2,680)

(1) Includes the amortized cost basis of the closed mortgage loan portfolios used to designate the hedging relationships in which the hedged items are the last layer expected to be remaining at the end of the hedging relationships. At September 30, 2019, the amortized cost basis of the closed loan portfolios used in the hedging relationships was $1,520,647,000, the cumulative basis adjustment associated with the hedging relationships was $1,608,000, and the amount of the designated hedged items was $200,000,000.

(2) Includes the amortized cost basis of commercial loans designated in fair value hedging relationships. At September 30, 2019, the amortized cost basis of the hedged commercial loans was $91,561,000 and the cumulative basis adjustment associated with the hedging relationships was $(4,288,000).

Schedule of Impact of Derivative Instruments
The following table presents the impact of derivative instruments (client swap program) that are not designated in accounting hedges under ASC 815 for the periods presented.

(In thousands)		Twelve Months Ended September 30,
Derivative instruments	Classification of gain/(loss) recognized in income on derivative instrument	2019
Interest rate contracts:
Pay fixed/receive floating swap	Other noninterest income	$(33,112)
Receive fixed/pay floating swap	Other noninterest income	33,112
		$—

The following table presents the impact of derivative instruments (cash flow hedges on borrowings) on AOCI for the periods presented.

(In thousands)	Twelve Months Ended September 30,
Amount of gain/(loss) recognized in AOCI on derivatives in cash flow hedging relationships	2019
Interest rate contracts:
Pay fixed/receive floating swaps on cash flow hedges of borrowings	$(28,519)
Total pre-tax gain/(loss) recognized in AOCI	$(28,519)

Schedule of Derivatives Instruments Statements of Financial Performance and Financial Position, Location
The following table presents the gains/(losses) on derivative instruments in fair value and cash flow accounting hedging relationships under ASC 815 for the period presented.

Twelve Months Ended September 30, 2019	Interest income on loans receivable	Interest expense on FHLB advances
	(In thousands)
Interest income/(expense), including the effects of fair value and cash flow hedges	$568,096	$(68,190)

Gain/(loss) on fair value hedging relationships:
Interest rate contracts
Amounts related to interest settlements on derivatives	$128
Recognized on derivatives	(6,504)
Recognized on hedged items	6,479
Net income/(expense) recognized on fair value hedges	$103

Gain/(loss) on cash flow hedging relationships:
Interest rate contracts
Amounts related to interest settlements on derivatives		$(2,823)
Amount of derivative gain/(loss) reclassified from AOCI into interest income/expense		—
Net income/(expense) recognized on cash flow hedges		$(2,823)